CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash from operating activities:
Net Loss	$ (6,747,435)	$ (2,470,882)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense (recovery)	(3,217)	220,405
Depreciation and amortization	222,514	184,620
Stock based compensation	351,970	44,874
Modification of employee stock options	102,800
Interest expense related to debt discounts	94,627	64,652
Amortization of operating lease right of use asset	234,001	214,100
Changes in assets and liabilities:
Accounts receivable	1,369,949	(1,293,219)
Contract assets	1,273,462	(167,316)
Prepaid expenses and other current assets	491,598	(174,202)
Accounts payable	(2,042,118)	1,224,720
Related payable-related party	(5,091)	(682)
Payroll taxes payable	(111,965)	(202,462)
Accrued expenses	697,320	203,861
Operating lease obligation	(239,688)	(201,761)
Contract liabilities	700,892	(2,240,168)
Deferred revenue	(621,058)	573,900
Net cash used in operating activities	(4,231,439)	(4,019,560)
Cash flows from investing activities:
Purchase of patents/trademarks	(8,185)	(13,095)
Purchase of fixed assets	(279,146)	(206,480)
Net cash used in investing activities	(287,331)	(219,575)
Cash flows from financing activities:
Repurchase of common stock		(7,993)
Repayments of line of credit	(27,615)	(3,586)
Repayments of related party notes		(80,000)
Stock issuance costs	(1,001,885)	(20,000)
Repayments of notes payable	(1,000,000)	(262,500)
Repayments of insurance and equipment financing	(260,983)	(266,134)
Repayment of finance lease	(62,931)	(24,652)
Proceeds from SBA loan	1,410,270
Proceeds from notes payable-related parties		1,080,000
Proceeds from notes payable		250,000
Proceeds from equipment leasing	121,637	102,928
Proceeds from common stock issued	9,253,128
Proceeds from warrants exercised		2,318,020
Net cash provided by financing activities	8,431,621	3,086,083
Net increase (decrease) in cash	3,912,851	(1,153,052)
Cash, beginning of period	56,249	1,209,301
Cash, end of period	3,969,100	56,249
Supplemental Disclosure of Cash Flow Information:
Interest paid	33,698	6,320
Supplemental Non-Cash Investing and Financing Activities:
Common stock issued for accrued BOD fees	52,500	32,917
Lease right of use asset and liability		644,245
Note issued for financing of insurance premiums	261,626	260,103
Debt discount on Notes issued		12,500
Note issued for equipment financing lease		55,822
Relative fair value of warrant recorded as debt discount		$ 146,779